Note 11 - Commitments And Contingencies (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended			8 Months Ended	21 Months Ended	19 Months Ended				22 Months Ended	60 Months Ended						22 Months Ended	60 Months Ended
	Jan. 02, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 02, 2013 Mold Production Payments [Member] Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Mar. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Jun. 30, 2011 Osprey South, LLC [Member]	Jun. 30, 2016 Osprey South, LLC [Member]	Sep. 02, 2009 Osprey South, LLC [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Jun. 30, 2011 Osprey South, LLC [Member]	Jun. 30, 2016 Osprey South, LLC [Member]	Sep. 02, 2009 Osprey South, LLC [Member]
Note 11 - Commitments And Contingencies (Details) [Line Items]
Gain Contingency, Unrecorded Amount	$ 770,000																							$ 770,000
Proceeds from Legal Settlements	1,000,000
Property, Plant and Equipment, Gross		446,382		446,382	1,206,382	446,382	446,382	50,000	50,000			50,000	10,000	760,000
Asset Impairment Charges		0	0	878,276	0	4,570,007	4,570,007		50,000	710,000	710,000	710,000
Requested Shares Of Common Stock Conversion (in Shares)																		2,226,049	1,226,049	1,000,000					2,226,049	1,226,049	1,000,000
Principal Amount Due																			191,663							191,663
Annual Salary Agreement															247,500	165,000	165,000
Lease Agreement Term																							5 years							5 years
Lease Agreement, Monthly Payment																					$ 4,500	$ 10,000						$ 4,500	$ 10,000